Note 8 - Income Taxes - Sources of Income (Loss) Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Note 8 - Income Taxes - Sources of Income (Loss) Before Income Taxes (Details)
Domestic	$ (32,705)	$ (85,278)	$ (59,212)
Foreign	11,209	46,128	(8,468)
Loss before income taxes	$ (21,496)	$ (39,150)	$ (67,680)